Cover	Feb. 14, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41168
Entity Registrant Name	Fold Holdings, Inc.
Entity Central Index Key	0001889123
Entity Tax Identification Number	86-2170416
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11201 North Tatum Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	Unit 42035
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85028
City Area Code	866
Local Phone Number	365-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FLDD
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FLDDW
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	FTAC Emerald Acquisition Corp.
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104